Risk Management - Summary of Interest Rate Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial instruments by type of interest rate [line items]
Short-term borrowings	₩ 4,382,218	₩ 2,113,181
Long-term borrowings	2,265,624	3,003,999
Total	80,529,513	69,724,581
Floating interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Short-term borrowings	391,897	171,518
Long-term borrowings	2,405,244	2,191,322
Debt securities	257,667	250,968
Total	₩ 3,054,808	₩ 2,613,808